Notes payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Notes Payable
11. Notes Payable
Notes Payable (in thousands)

	June 30, 2021	December 31, 2020
Paycheck Protection Program (“PPP”)	$—	$2,237
Installment note payable	524	555
Other notes payable - No recourse to the general credit of the Company	170	168

Total notes payable	694	2,960
Less: current portion	(73)	(1,438)

Total notes payable - long term portion	$621	$1,522

On May 11, 2020, the Company received loan proceeds in the amount of $2,237,000 under the Paycheck Protection Program (“PPP”). During the six months ended June 30, 2021, all PPP loans amounting to $2,237,000 were forgiven by the Small Business Administration (“SBA”). The SBA may undertake a review of a loan of any size during the six-year
period following forgiveness of the loan, however loans in excess of $2 million are subject to a mandatory audit. The audit will include the loan forgiveness application, as well as whether the Company met the eligibility requirements of the program and received the proper loan amount. The timing and outcome of any SBA review is not known.
The installment note payable relates to a note payable to an individual, issued in connection with the Company’s April 2020 acquisition of a franchised restaurant, monthly payments of $9,000 over a seven-year amortization including 7% interest, with a maturity date of June 1, 2024. The Other notes payable relates to an Economic Injury Disaster Loan (“EIDL”) from the Small Business Administration (“SBA”) and is primarily for one corporate owned restaurant.

11. Notes Payable
Notes Payable (in thousands)

	Successor	Predecessor
	December 31, 2020	December 31, 2019
On May 11, 2020 the Company received loan proceeds in the amount of $2,237 under the Paycheck Protection Program (“PPP”). The loans and accrued interest are forgivable after eight weeks, as long as,

the Company uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and maintain its payroll levels. The amount of loan forgiveness will be reduced if the Company terminates employees or reduces salaries during the eight-week period. The unforgiven portion of the PPP loans are payable over two years at an interest rate of 1%, with a deferral of payments for the first seven months.
	$2,237	$—
Installment note payable to an individual, issued in connection with the Company’s April 2020 acquisition, monthly payments of $9, over a seven-year amortization including 7% interest, with a maturity date of June 1, 2024.	$555	$—

Installment note payable to bank, monthly payments of $9, including interest at 7.75%, principal and interest due at the earlier of, September 23, 2024 or the date of the Company’s termination of the APM (see Note 1).This note is secured by equipment, and is guaranteed by the franchisee under the APM, its members and their affiliates. As of December 31, 2019, this note was in default and classified as current. The Company elected not to continue payment while negotiating with the banks to release the lien on the restaurant assets which the Company was managing under the APM. No recourse to the general credit of the Company.
	$—	$468
Installment note payable to bank, monthly payments of $4, including interest at 5.3%, principal and interest due at the earlier of May 17, 2027 or the date of the Company’s termination of the APM (see Note 1). This note was secured by equipment, guaranteed by the franchisee under the APM, its members and their affiliates. As of December 31, 2019, this note is in default and classified as current. The Company elected not to continue payment while negotiating with the banks to release the lien on the restaurant assets which the Company was managing under the APM. No recourse to the general credit of the Company.
	—	258
Installment note payable to bank, monthly payments of $3, including interest at 5.0%, principal and interest due the earlier of August 4, 2026 or the date of the Company’s termination of the APM (see Note 1). This note is secured by equipment, guaranteed by the franchisee under the APM, its members and their affiliates. As of December 31, 2019, this note was in default and classified as current. No recourse to the general credit of the Company.	—	409
Other notes payable No recourse to the general credit of the Company.	168	72

Total notes payable	$2,960	$1,207

Less: current portion	(1,438)	(1,207)

Total notes payable - long-term portion	$1,522	$—